OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2015
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Schedule of Other Current Assets

(in thousands of $)	2015	2014
Other receivables	2,716	2,174
Deferred tax asset (see note 9)	—	3,085
Prepaid expenses	2,444	2,257
	5,160	7,516